Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Related Party [Abstract]
Schedule of Key Management Personnel Compensation	Key management personnel compensation

	Year-ended December 31,
	2024	2023
Short-term employee benefits	$7,206	$4,020
Termination benefits	1,394	—
Share-based compensation	2,867	3,044
Total	$11,467	$7,064